Fair Value of Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands			12 Months Ended
	Feb. 19, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value of Financial Assets and Liabilities [Line Items]
Base shelf prospectus and registration statement			$ 750,000
Description of expiring term			expires in February 2027
Issuance amount			$ 1,957	$ 1,715
Capital raised through ATM offering			75,900	42,800
Cash and cash equivalents			49,815	82,438	$ 46,150
Current financial liabilities			$ 11,300	32,700
Fixed interest rate			6.50%
Credit Risk [Member]
Fair Value of Financial Assets and Liabilities [Line Items]
Maturity term			1 year
Liquidity Risk [Member]
Fair Value of Financial Assets and Liabilities [Line Items]
Base shelf prospectus and registration statement			$ 750,000
Description of expiring term			expiring in late January 2025
Cash and cash equivalents			$ 49,800	$ 82,400
Liquidity Risk [Member]
Fair Value of Financial Assets and Liabilities [Line Items]
Maturity term			30 days
Investment Risk [Member]
Fair Value of Financial Assets and Liabilities [Line Items]
Investments			$ 5,400
Subsequent Events [Member]
Fair Value of Financial Assets and Liabilities [Line Items]
Sale of stock in cash		$ 100,000
Deal finance	$ 80,100
Subsequent Events [Member] | Liquidity Risk [Member]
Fair Value of Financial Assets and Liabilities [Line Items]
Issuance amount		$ 100,000